Schedule of Payments for Interest and Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Interest	$ 64	$ 66	$ 57
Income taxes	$ 247	$ 214	$ 206